Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets measured at fair value
Assets measured at fair value	$ 1,122,679	$ 1,861,450
Other financial assets	5,240,450	2,232,775
Current	851,543	1,860,928
Non-current	4,388,907	371,847
Investments in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	331,318	1,210,138
Hedging instruments
Assets measured at fair value
Assets measured at fair value	65,797	231,463
Assets measured at fair value through other comprehensive income
Assets measured at fair value
Assets measured at fair value	3,712,830	2,007
Shares and Other
Assets measured at fair value
Assets measured at fair value	1,035,871	2,007
Assets measured at amortized cost
Assets measured at fair value
Assets measured at amortized cost	404,941	369,318
Investment portfolio - Foreign currency
Assets measured at fair value
Assets measured at fair value	693,745	364,962
Investment portfolio - Local currency
Assets measured at fair value
Assets measured at fair value	31,819	54,887
Investment portfolio - Local currency | Assets measured at fair value through other comprehensive income
Assets measured at fair value
Assets measured at fair value	$ 2,676,959	$ 0